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EASTERN POINT (R) ADVISORS

                       EASTERN POINT ADVISORS TWENTY FUND

                                  ANNUAL REPORT
                               SEPTEMBER 30, 2001

A MESSAGE TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder,

We have been deeply saddened by the events of September 11, 2001. Our thoughts and prayers go out to the victims of this tragedy as well as to their families and the many police, fire, emergency and medical personnel who work so long and hard in the aftermath. Our thoughts and prayers are also with the military personnel engaged in Operation Enduring Freedom, and we wish them a safe and speedy return.

Nevertheless, Eastern Point Advisors, Inc., Eastern Point Advisors Funds and the Eastern Point Advisors Twenty Fund must continue to do whatever we can in this difficult environment to add value to our portion of your overall investment portfolio. We believe that we have been able to do so in the past and will make every effort to do so in the future.

In fact, we believe that significant buying opportunities now exist in stocks, and we continue to seek out those companies that we feel can contribute significantly to the long-term growth of your Eastern Point Advisors Twenty Fund. Our emphasis continues to be on mid and large cap companies that we believe demonstrate: FINANCIAL STABILITY, STRONG EARNINGS GROWTH POTENTIAL, A DOMINANT MARKET POSITION AND OUTSTANDING LEADERSHIP.

We sincerely appreciate your support and will continue to do all we can to assist you in your investment endeavors.

Sincerely,

/S/ C. DAVID WELLER, ESQ.
C. David Weller, Esq., Secretary and Legal Counsel
Eastern Point Advisors Funds

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
COMPARATIVE PERFORMANCE                                       September 30, 2001
--------------------------------------------------------------------------------

[CHART OMITTED OF EASTERN POINT ADVISORS TWENTY FUND CLASS A]
EDGAR REPRESENTATION OF PLOT POINTS

DATE        CLASS A         S&P 500
----        -------         -------
10/19/99  $ 9,425.00      $10,000.00
12/31/99   12,479.00       11,678.60
03/31/00   15,391.00       11,991.35
06/30/00   13,977.00       11,610.75
09/30/00   14,430.00       11,479.89
12/29/00   11,156.48       10,581.65
03/30/01    9,860.58        9,327.13
06/29/01   10,503.71        9,873.01
09/30/01    8,574.46        8,424.08

[CHART OMITTED OF EASTERN POINT ADVISORS TWENTY FUND CLASS C]
EDGAR REPRESENTATION OF PLOT POINTS

DATE        CLASS C         S&P 500
----        -------         -------
10/29/99  $10,000.00      $10,000.00
12/31/99   12,430.00       10,804.20
03/31/00   15,330.00       11,071.92
06/30/00   13,920.00       10,746.85
09/30/00   14,340.00       10,634.80
12/29/00   11,077.07        9,802.68
03/30/01    9,771.45        8,640.17
06/29/01   10,382.82        9,146.17
09/30/01    8,465.84        7,803.90

Note 1: The graph compares the increase in value of $10,000 investment in the Eastern Point Advisors Twenty Fund with the performance of the Standard & Poor's 500 Index. Unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

Note 2: Class A Shares reflect the impact of sales charges on purchases. The maximum sales charge for the period indicated was 5.75%.

Note 3: Class A and Class C performance reflects a redemption fee of 1% applied to redemptions within 12 months of acquisition.

TOTAL RETURNS FOR THE PERIOD ENDING SEPTEMBER 30, 2001

TOTAL RETURN - ONE YEAR                          TOTAL RETURN SINCE INCEPTION
-----------------------                          -----------------------------
        Class A .............. (44.90)%*         Class A ............ (14.26)%*
        Class A .............. (40.96)%          Class A ............  (9.03)%
        Class C .............. (41.94)%**        Class C ............ (15.34)%**
        Class C .............. (41.37)%          Class C ............ (15.34)

           * includes sales load and redemption fee
           **includes redemption fee

             Please see accompanying notes to financial statements.

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                       September 30, 2001
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                         VALUE
   SHARES                                                              (NOTE 2A)
 ---------                                                             ---------


            COMMON STOCKS -- 88.5%
    4,400   Amerada Hess Corporation ................................ $  279,400
   12,800   American Express Company ................................    371,968
    8,200   Avery Dennison Corporation ..............................    387,942
   12,000   Black &Decker Corporation ...............................    374,400
   10,100   Calpine Corporation+ ....................................    230,381
   11,100   CVS Corporation .........................................    368,520
   23,000   EMC Corporation+ ........................................    270,250
    6,000   Florida Rock Industries, Inc. ...........................    189,240
   13,000   Honeywell International, Inc. ...........................    343,200
    5,200   KYOCERA CORPORATION ADR .................................    335,400
   13,600   Lockheed Martin Corporation .............................    595,000
   13,260   Nasdaq-100 Index Tracking Stock+ ........................    384,275
   14,900   On Assignment, Inc.+ ....................................    239,592
   17,900   Rockwell Collins ........................................    254,180
    8,600   Safeway, Inc.+ ..........................................    341,592
   17,100   Tiffany & Co. ...........................................    370,215
    8,800   Tootsie Roll Industries, Inc. ...........................    336,688
    8,100   Tyco International, Ltd. ................................    368,550
    7,000   Washington Mutual, Inc. .................................    269,360
                                                                      ----------
            Total Common Stocks (Cost $7,420,878) ...................  6,310,153
                                                                      ----------
            TOTAL INVESTMENTS -- 88.5%
              (Cost $7,420,878*) ....................................  6,310,153
                                                                      ----------
            OTHER ASSETS AND LIABILITIES (NET) -- 11.5% ..............   816,369
                                                                      ----------
            NET ASSETS -- 100.0% .....................................$7,126,522
                                                                      ==========
---------------------
ADR - American Depositary Receipt.
+     Non-income producing security.
*     Aggregate cost for Federal tax purposes.

INDUSTRY DIVERSIFICATION
    ON SEPTEMBER 30, 2001, SECTOR DIVERSIFICATION OF THE FUND WAS AS FOLLOWS:

                            % OF TOTAL                         % OF TOTAL
                      INVESTMENT IN SECURITIES          INVESTMENT IN SECURITIES
                      ------------------------          ------------------------
   Aerospace/Defense          13.46%        Tools                     5.93%
   Retail                     11.71%        Electronic Components     5.31%
   Diversified Operations     11.28%        Oil Components-Integrated 4.43%
   Food                       10.75%        Human Resources           3.80%
   Office/Business Equipment  10.43%        Utilities                 3.65%
   Financial Services         10.16%        Building Products         3.00%
   Nasdaq 100 Tracking Stock   6.09%
                                                                    -------
   TOTAL INVESTMENTS                                                100.00%
                                                                    =======

             Please see accompanying notes to financial statements.

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                           September 30, 2001
--------------------------------------------------------------------------------


ASSETS:
  Investments, at value (Cost $7,420,878) (Note 2) ................. $6,310,153
  Cash .............................................................     30,831
  Dividends and interest receivable ................................      4,356
  Receivable for investment securities sold ........................  1,108,168
  Receivable for capital stock sold ................................     48,421
  Prepaid expenses and other assets ................................     15,125
                                                                     ----------
  Total Assets .....................................................  7,517,054
                                                                     ----------
LIABILITIES:
  Payable for investment securities purchased ......................    178,727
  Payable for capital stock redeemed ...............................    109,272
  Payable to Advisor (Net) .........................................      7,784
  Distribution fee payable (Note 5) ................................      4,721
  Accrued expenses .................................................     90,028
                                                                     ----------
  Total Liabilities ................................................    390,532
                                                                     ----------
  NET ASSETS ....................................................... $7,126,522
                                                                     ==========
NET ASSETS, CONSIST OF:
  Par value (Note 1) ............................................... $      817
  Paid-in capital (Note 1) ......................................... 11,179,456
  Accumulated net realized loss on investments sold ................ (2,943,026)
  Unrealized depreciation on investments ........................... (1,110,725)
                                                                     ----------
  Total Net Assets ................................................. $7,126,522
                                                                     ==========
NET ASSETS
  Class A .......................................................... $6,289,306
  Class C ..........................................................    837,216
                                                                     ----------
  Total ............................................................ $7,126,522
                                                                     ==========
SHARES OUTSTANDING
  Class A ..........................................................    714,427
  Class C ..........................................................    102,502
                                                                     ----------
  Total ............................................................    816,929
                                                                     ==========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
  Class A .......................................................... $     8.80*
                                                                     ==========
  Class C .......................................................... $     8.17
                                                                     ==========
------------------------
 * Maximum offering per share ($8.80 / 0.9425 = $9.34)

             Please see accompanying notes to financial statements.

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
                                                              For the Year Ended
STATEMENT OF OPERATIONS                                       September 30, 2001
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest income (Note B) ........................................ $     6,876
  Dividend income (Note B) ........................................      73,117
                                                                    -----------
  Total Investment Income .........................................      79,993
                                                                    -----------
EXPENSES:
  Investment advisory fees (Note 3) ...............................     134,868
  Administration fees (Note 4) ....................................      53,832
  Distribution fees (Note 5)
     Class A ......................................................      19,809
     Class C ......................................................      10,678
  Transfer agent fees .............................................     140,241
  Accounting fees .................................................      37,700
  Registration and filing fees ....................................      25,893
  Custodian fees ..................................................      13,686
  Legal and Audit fees ............................................       5,195
  Trustees' fees and expenses .....................................       5,075
  Other expenses ..................................................      23,602
                                                                    -----------
  Total Gross Expenses ............................................     470,579
  Less: Expenses reimbursed .......................................     (13,090)
                                                                    -----------
  Net Expenses ....................................................     457,489
                                                                    -----------
NET INVESTMENT LOSS ...............................................    (377,496)
                                                                    -----------
REALIZED AND UNREALIZED LOSS
   FROM INVESTMENTS (NOTE 2):
  Net realized loss on investments sold ...........................  (2,623,879)
  Unrealized depreciation on investments ..........................  (1,901,744)
                                                                    -----------
  Net realized and unrealized loss on investments .................  (4,525,623)
                                                                    -----------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...................................... $(4,903,119)
                                                                    ===========

             Please see accompanying notes to financial statements.

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                        FOR THE YEAR ENDED  FOR THE PERIOD ENDED
                                        SEPTEMBER 30, 2001   SEPTEMBER 30, 2000*
                                        ------------------  --------------------
NET ASSETS, AT BEGINNING OF PERIOD ..........$10,939,319        $    85,000
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Net investment loss ......................    (377,496)          (249,119)
  Net realized gain/(loss) on investments
    sold                                      (2,623,879)           312,080
  Net change in unrealized appreciation/
    (depreciation) on investments ..........  (1,901,744)           791,019
                                             -----------        -----------
  Net increase/(decrease) in net assets
     resulting from operations .............  (4,903,119)           853,980
                                             -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From Capital Gains
  Class A ..................................    (251,344)                --
  Class C ..................................     (34,347)                --
                                             -----------        -----------
    Total Distributions to Shareholders ....    (285,691)                --
                                             -----------        -----------
CAPITAL STOCK TRANSACTIONS
CLASS A
  Shares sold ..............................   3,140,303          9,435,601
  Shares issued as reinvestment of dividends     239,501                 --
  Shares redeemed ..........................  (2,114,034)          (670,188)
                                             -----------        -----------
     Net increase in Class A shares ........   1,265,770          8,765,413
                                             -----------        -----------
CLASS C
  Shares sold ..............................     387,351          1,396,190
  Shares issued as reinvestment of dividends      33,818                 --
  Shares redeemed ..........................    (310,926)          (161,264)
                                             -----------        -----------
     Net increase in Class C shares ........     110,243          1,234,926
                                             -----------        -----------
  Net increase in net assets
     from capital stock transactions .......   1,376,013         10,000,339
                                             -----------        -----------
  Net increase/(decrease) in net assets ....  (3,812,797)        10,854,319
                                             -----------        -----------
  NET ASSETS, AT END OF PERIOD .............. $7,126,522        $10,939,319
                                             ===========        ===========
CAPITAL SHARE TRANSACTIONS:
CLASS A
  Shares sold ..............................     263,629            660,241
  Shares issued as reinvestment of dividends      22,425                 --
  Shares redeemed ..........................    (193,730)           (46,638)
                                             -----------        ----------
     Net increase in Class A shares
       outstanding .........................      92,324            613,603
                                             ===========        ===========
CLASS C
  Shares sold ..............................      35,570            104,565
  Shares issued as reinvestment of dividends       3,392                 --
  Shares redeemed ..........................     (30,040)           (10,985)
                                             -----------        ----------
     Net increase in Class C shares
       outstanding .........................       8,922             93,580
                                             ===========        ===========
  Increase in shares outstanding ...........     101,246            707,183
                                             ===========        ===========
---------------------------
* Eastern Point Advisors Twenty Fund SEC effective October 18, 1999 and commenced operations October 19, 1999.

             Please see accompanying notes to financial statements.

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout the period.

                                                           FOR THE YEAR ENDED                FOR THE PERIOD ENDED
                                                           SEPTEMBER 30, 2001                SEPTEMBER 30, 2000 (A)
                                                       -------------------------           --------------------------
                                                       CLASS A           CLASS C           CLASS A            CLASS C
                                                       -------           -------           -------            -------
Net Asset Value, beginning of period ...............   $ 15.41            $14.44            $10.00             $10.00
                                                       -------            ------            ------             ------

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (d) ............................     (0.46)            (0.53)            (0.65)             (0.74)
Net realized and unrealized gain/(loss)
   on investments (d) ..............................     (5.79)            (5.38)             6.06               5.18
                                                       -------            ------            ------             ------
Total from Investment Operations ...................     (6.25)            (5.91)             5.41               4.44
                                                       -------            ------            ------             ------

DISTRIBUTIONS TO SHAREHOLDERS:
From capital gains .................................     (0.36)            (0.36)               --                 --
                                                       -------            ------            ------             ------
Total Distributions ................................     (0.36)            (0.36)               --                 --
                                                       -------            ------            ------             ------
Net Asset Value, end of period .....................   $  8.80            $ 8.17            $15.41             $14.44
                                                       =======            ======            ======             ======
Total Return .......................................    (40.96)%          (41.37)%           54.10%(c)          44.40%(c)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s) ...................    $6,289            $  837            $9,587             $1,352
Ratios to average net assets:
Net investment loss ................................     (4.11)%           (4.86)%           (4.64)%(b)         (4.98)%(b)
Operating expenses .................................      5.00%             5.75%             5.00%(b)           5.34%(b)

Operating expenses excluding
   reimbursement ...................................      5.15%             5.90%             7.07%(b)           7.82%(b)
Net investment loss excluding
   reimbursements ..................................     (4.26)%           (5.01)%           (6.71)%(b)         (7.46)%(b)
Portfolio Turnover Rate ............................       674%              674%              606%               606%


---------------------------
(a) The Eastern Point Advisors Twenty Fund SEC effective, October 18, 1999. Class A commenced operations on October 19, 1999
       Class C commenced operations on October 29, 1999
(b)  Annualized.
(c)  Total return from Inception.
(d)  Based on weighted average share method.

             Please see accompanying notes to financial statements.

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                 September 30, 2001
--------------------------------------------------------------------------------

(1) ORGANIZATION

    Eastern Point Advisors Funds, formerly, Investors Capital Funds, (the "TRUST") was organized as a Delaware business trust on July 14, 1999 and is registered under the Investment Company Act of 1940, as amended, (the "1940 ACT"), as a non-diversified open-end management investment company. The name of the Trust was changed August 27, 2001 to Eastern Point Advisors Funds Trust. The Trust currently consists of one non-diversified series, the Eastern Point Advisors Twenty Fund (the "Fund").

    The Trust is authorized to issue an unlimited number of shares of beneficial interest of $.001 par value. The Fund currently offers two Classes of shares ("Class A" and "Class C"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on relative net assets.

(2) SIGNIFICANT ACCOUNTING POLICIES

    The Fund seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Eastern Point Advisors Twenty Fund normally concentrates its investments in a core group of 20-30 common stocks. Due to the inherent risk in any investment program, the Fund cannot ensure that the investment objectives will be realized.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    A. SECURITIES VALUATION

       The Fund determines its net asset value per share (NAV) each business day at the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of the Fund listed or traded on a stock exchange are valued at the last sale prices on its principal exchange. If no sale

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     September 30, 2001 (continued)
--------------------------------------------------------------------------------

       price is reported, the last bid price is used. Securities traded over-the-counter are priced at the last available bid price. The Fund may determine the fair value of any security in good faith in accordance with procedures approved by the Trustees if market quotations are not readily available, or if in the opinion of the Advisor any quotation of market price is not representative of true market value.

    B. SECURITIES TRANSACTION AND RELATED INCOME

       Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

    C. DISTRIBUTIONS TO SHAREHOLDERS

       The Fund will distribute substantially all net investment income and long term capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax to the Fund. Therefore, no federal income or excise tax provision is required.

(3) INVESTMENT ADVISOR

    Eastern Point Advisors, Inc. serves as the Fund's advisor. Pursuant to the terms of the Investment Advisory Agreement, Eastern Point Advisors shall have full discretion to manage the assets of the Fund in accordance with its investment objective. As compensation for its services Eastern Point Advisors receives, on a monthly basis, an investment advisory fee calculated at the annual rate of 1.50% of the Fund's average daily net assets.

    Eastern Point Advisors has also voluntarily agreed to waive its advisory fees or reimburse other Fund expenses so that the Fund's annual operating expenses will not exceed 5.00% for Class A shares and 5.75% for Class C shares, of the Fund's average daily net assets. The waiver may be terminated by Eastern Point Advisors at any time.

    For the year ended September 30, 2001, the advisor reimbursed expenses in the amount of $13,090.

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     September 30, 2001 (continued)
--------------------------------------------------------------------------------

(4) ADMINISTRATOR

    PFPC Inc. ("PFPC") (the "ADMINISTRATOR") serves as the Fund's administrator pursuant to a service agreement. Under the agreement, the Administrator provides the Fund with office space and personnel to assist the Fund in managing its daily business affairs.

(5) DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

    Investors Capital Corporation (the "DISTRIBUTOR") serves as the Fund's principal distributor pursuant to a Distribution Agreement. The Distributor is an affiliate of Eastern Point.

    CLASS A - The Class A shares of the Fund have adopted a Rule 12b-1 Distribution Plan (the "CLASS A PLAN") pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will compensate the Distributor for payments to dealers or others with a distribution fee at the rate of 0.25% per annum of the average daily net assets of the Class A shares of the Fund. The fees payable under the Class A Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund's shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund's Class A shares, payments made for the preparation, printing and distribution of advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.

    CLASS C - the class c shares of the Fund have also adopted a Rule 12b-1 Distribution Plan (the "CLASS C PLAN") pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan provides that the Fund will compensate the Distributor for payments to dealers or others with a distribution fee at the rate of 0.75% per annum of the average daily net assets of the Class C shares of the Fund. The fees payable under the Class C Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund's shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund's Class C shares, payments made for the preparation, printing and distribution of advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     September 30, 2001 (continued)
--------------------------------------------------------------------------------

    The Class C Plan also provides that the Fund will compensate the Distributor with a servicing fee at the rate of 0.25% per annum of the average daily net assets of the Class C shares of the Fund. The servicing fee shall be used to pay, among other things, for assisting in establishing and maintaining customer accounts and records, assisting with purchase and redemption requests, arranging for bank wires, monitoring dividend payments from the Trust on behalf of customers, furnishing personal services and maintaining shareholder accounts, facilitating certain shareholder communications from the Trust to customers, receiving and answering correspondence and aiding in maintaining the investment of the Fund's Class C shareholders.

    An officer of the Trust is also an officer of the Distributor and has more than 25% ownership interest in both Eastern Point and the Distributor.

    BROKER COMMISSIONS

    The Fund intends to place substantially all of its securities transactions through their affiliated Distributor in accordance with procedures set forth in Rule 17e-1 under the 1940 Act. The Advisor may also use non-affiliated brokers to execute portfolio transactions on behalf of the Fund. Investors Capital Corporation provided brokerage services to the Fund. For the year ended September 30, 2001 Eastern Point Advisors Twenty Fund incurred $65,212 in brokerage commissions with Investors Capital Corporation.

    During the year ended September 30, 2001, Investors Capital Corporation received underwriting fees of $14,060 and also retained dealer's commission of $87,097 in connection with the fund's capital shares.

    Certain officers and Trustees of the Fund are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, PFPC Inc., or any affiliate thereof, received any compensation from the Trust for serving as an officer or Trustee of the Trust.

(6) SECURITIES TRANSACTIONS

    For the year ended September 30, 2001, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, was as follows:

                                                      PURCHASES         SALES
                                                     -----------     -----------
    Eastern Point Advisors Twenty Fund               $59,087,972     $59,291,777

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     September 30, 2001 (continued)
--------------------------------------------------------------------------------


    The aggregate gross unrealized appreciation and depreciation, as computed on a federal income tax basis, at September 30, 2001 is as follows:

                                        UNREALIZED    UNREALIZED
                                       APPRECIATION (DEPRECIATION)     NET
                                       ------------ -------------- ------------
    Eastern Point Advisors Twenty Fund   $18,334     $(1,129,059)  $(1,110,725)

(7) TAX MATTERS

    As of September 30, 2001, the Eastern Point Advisors Twenty Fund had no capital loss carryforward. This fund had realized capital losses of $2,943,026 for financial reporting purposes, which have been deferred for Federal income tax purposes.

(8) FISCAL YEAR EVENT

    In a recent decision the Board of Trustees voted to liquidate the Investors Capital Internet and Technology Fund as of May 31, 2001. The Board determined that because of the small asset size of the Fund and the costs involved, it was in the best interests of the shareholders to cease operations. Sales of new shares were discontinued as of April 23, 2001.

REPORT OF INDEPENDENT
CERTIFIED PUBLIC ACCOUNTANTS                                  September 30, 2001
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of Eastern Point Advisors Funds Trust
Lynnfield, Massachusetts

    We have audited the accompanying statement of assets and liabilities of Eastern Point Advisors Funds Trust (comprising, the Eastern Point Advisors Twenty Fund), including the schedule of investments, as of September 30, 2001, and the related statements of operations and changes in net assets and the financial highlights for the respective periods from commencement of operations to September 30, 2001. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

    We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eastern Point Advisors Funds Trust as of September 30, 2001, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the respective periods from commencement of operations to September 30, 2001 in conformity with accounting principles generally accepted in the United States of America.

                                                BRIGGS, BUNTING & DOUGHERTY, LLP
                                                      Philadelphia, Pennsylvania
                                                                October 17, 2001

[GRAPHIC OMITTED]
[GRAPHIC OF ESTERN POINT ADVISORS OMITTED]

                         BOARD OF TRUSTEES AND OFFICERS

Theodore E. Charles,                             Robert T. Martin,
President                                        Trustee

Timothy B. Murphy,                               John S. Rando,
Treasurer                                        Trustee

C. David Weller, Esq.,                           Arthur E. Stickney,
Secretary                                        Trustee
Legal Counsel
--------------------------------------------------------------------------------

                                   DISTRIBUTOR
                          Investors Capital Corporation
                          230 Broadway East, Suite 203
                               Lynnfield, MA 01940

            CUSTODIAN                                      AUDITOR
      The Bank of New York                    Briggs, Bunting & Dougherty, LLP
          1 Wall Street                       Two Penn Center Plaza, Suite 820
       New York, NY 10286                        Philadelphia, PA 19102-1732

                                 TRANSFER AGENT
                                    PFPC Inc.
                                211 S. Gulph Road
                            King of Prussia, PA 19406

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Eastern Point Advisors Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
--------------------------------------------------------------------------------

A01-AR9/01